June 30, 2009	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Semi-Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments, Financial Statements and Financial Highlights:
Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-7
Statements of Changes in Net Assets	B-13
Statements of Cash Flows	B-19
Financial Highlights	B-20
Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-3
Statements of Changes in Net Assets	D-5
Financial Highlights	D-6
Notes to Financial Statements	E-1
Disclosure of Fund Expenses	F-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	G-1
Where to Go for More Information	G-6

     The 2009 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

     The 2009 Semi-Annual reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	3,436	$33,684	$31,459
Floating Rate Loan	Floating Rate Loan	2,206	18,932	15,147
High Yield Bond	High Yield Bond	7,469	43,930	39,882
Inflation Managed	Inflation Managed	8,370	85,885	86,574
Managed Bond	Managed Bond	12,458	130,406	130,594
Money Market	Money Market	4,262	42,841	43,035
Short Duration Bond	Short Duration Bond	2,696	25,525	24,338
American Funds® Growth	American Funds Growth	3,015	25,600	17,435
American Funds Growth-Income	American Funds Growth-Income	3,465	33,587	24,241
Comstock	Comstock	4,446	32,373	27,267
Diversified Research	Diversified Research	1,807	15,446	12,982
Equity	Equity	1,205	17,766	15,037
Equity Index	Equity Index	4,511	80,109	91,158
Focused 30	Focused 30	918	6,131	8,557
Growth LT	Growth LT	5,411	78,345	78,616
Large-Cap Growth	Large-Cap Growth	4,108	20,413	16,728
Large-Cap Value	Large-Cap Value	5,641	55,499	50,028
Long/Short Large-Cap	Long/Short Large-Cap	2,554	22,183	17,548
Main Street® Core	Main Street Core	4,046	66,424	57,466
Mid-Cap Equity	Mid-Cap Equity	3,594	36,987	34,497
Mid-Cap Growth	Mid-Cap Growth	3,070	15,273	18,062
Mid-Cap Value (1)	Mid-Cap Value	1,154	11,278	11,860
Small-Cap Equity	Small-Cap Equity	979	11,101	9,510
Small-Cap Growth	Small-Cap Growth	1,759	12,624	13,489
Small-Cap Index	Small-Cap Index	1,842	14,976	13,854
Small-Cap Value	Small-Cap Value	1,196	11,555	10,956
Emerging Markets	Emerging Markets	3,328	22,456	34,072
International Large-Cap	International Large-Cap	8,252	49,782	39,799
International Small-Cap	International Small-Cap	1,813	16,306	10,425
International Value	International Value	6,856	74,361	63,887
Health Sciences	Health Sciences	420	3,035	3,400
Real Estate	Real Estate	1,309	12,626	10,474
Technology	Technology	613	1,938	2,206
American Funds Asset Allocation (1)	American Funds Asset Allocation	52	538	572
Multi-Strategy	Multi-Strategy	2,591	33,185	24,404
Pacific Dynamix - Conservative Growth (1)	Pacific Dynamix - Conservative Growth	2	20	21
Pacific Dynamix - Growth (1)	Pacific Dynamix - Growth	15	155	157

	AIM Variable Insurance Funds
AIM V.I. PowerShares ETF Allocation Series II (1)	AIM V.I. PowerShares ETF Allocation Series II	3	39	40

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth	AllianceBernstein VPS Balanced Wealth
Strategy Class B	Strategy Class B	219	2,095	1,949

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,028	12,173	12,287

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 4	Allocation Class 4	220	1,269	1,324
See Notes to Financial Statements

H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	GE Investments Funds, Inc.
GE Investments Total Return Class 4 (1)	GE Investments Total Return Class 4	4	$45	$49

	Van Kampen Life Investment Trust
Van Kampen LIT Global Tactical Asset	Van Kampen LIT Global Tactical Asset
Allocation Class II (1)	Allocation Class II	5	46	52

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements

H-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$31,459	$15,147	$39,882	$86,574	$130,594	$43,035	$24,338
Receivables:
Due from Pacific Life Insurance Company	—	—	2	—	—	—	75
Fund shares redeemed	4	1	—	56	55	21	—

Total Assets	31,463	15,148	39,884	86,630	130,649	43,056	24,413

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4	1	—	55	53	20	—
Fund shares purchased	—	—	1	—	—	—	73
Other	2	1	—	—	—	—	—

Total Liabilities	6	2	1	55	53	20	73

NET ASSETS	$31,457	$15,146	$39,883	$86,575	$130,596	$43,036	$24,340

Units Outstanding	3,136	1,969	1,488	3,000	4,133	2,667	2,350

Accumulation Unit Value	$10.03	$7.69	$26.80	$28.86	$31.60	$16.13	$10.36

Cost of Investments	$33,684	$18,932	$43,930	$85,885	$130,406	$42,841	$25,525

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$17,435	$24,241	$27,267	$12,982	$15,037	$91,158	$8,557
Receivables:
Due from Pacific Life Insurance Company	10	—	—	4	—	—	—
Fund shares redeemed	—	5	2	—	3	24	2

Total Assets	17,445	24,246	27,269	12,986	15,040	91,182	8,559

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	5	2	—	3	24	1
Fund shares purchased	8	—	—	2	—	—	—
Other	—	—	—	—	—	1	—

Total Liabilities	8	5	2	2	3	25	1

NET ASSETS	$17,437	$24,241	$27,267	$12,984	$15,037	$91,157	$8,558

Units Outstanding	1,985	2,903	3,747	1,588	1,174	3,367	941

Accumulation Unit Value	$8.79	$8.35	$7.28	$8.18	$12.81	$27.08	$9.10

Cost of Investments	$25,600	$33,587	$32,373	$15,446	$17,766	$80,109	$6,131

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$78,616	$16,728	$50,028	$17,548	$57,466	$34,497	$18,062
Receivables:
Due from Pacific Life Insurance Company	20	—	1	—	—	12	—
Fund shares redeemed	—	2	—	6	34	—	17

Total Assets	78,636	16,730	50,029	17,554	57,500	34,509	18,079

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1	—	6	32	—	17
Fund shares purchased	18	—	1	—	—	8	—
Other	—	—	—	2	—	—	—

Total Liabilities	18	1	1	8	32	8	17

NET ASSETS	$78,618	$16,729	$50,028	$17,546	$57,468	$34,501	$18,062

Units Outstanding	2,907	3,565	4,817	2,571	2,420	2,318	2,915

Accumulation Unit Value	$27.04	$4.69	$10.39	$6.82	$23.74	$14.88	$6.20

Cost of Investments	$78,345	$20,413	$55,499	$22,183	$66,424	$36,987	$15,273

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$11,860	$9,510	$13,489	$13,854	$10,956	$34,072	$39,799
Receivables:
Due from Pacific Life Insurance Company	—	6	2	3	6	—	—
Fund shares redeemed	2	—	—	—	—	72	26

Total Assets	11,862	9,516	13,491	13,857	10,962	34,144	39,825

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	—	—	—	—	70	23
Fund shares purchased	—	6	2	2	5	—	—
Other	1	1	—	—	—	—	—

Total Liabilities	3	7	2	2	5	70	23

NET ASSETS	$11,859	$9,509	$13,489	$13,855	$10,957	$34,074	$39,802

Units Outstanding	1,130	887	1,613	1,226	727	1,721	5,181

Accumulation Unit Value	$10.49	$10.72	$8.36	$11.30	$15.08	$19.79	$7.68

Cost of Investments	$11,278	$11,101	$12,624	$14,976	$11,555	$22,456	$49,782

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$10,425	$63,887	$3,400	$10,474	$2,206	$572	$24,404
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	11	—	22
Fund shares redeemed	5	134	—	2	—	—	—

Total Assets	10,430	64,021	3,400	10,476	2,217	572	24,426

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5	133	—	1	—	—	—
Fund shares purchased	—	—	—	—	11	—	21

Total Liabilities	5	133	—	1	11	—	21

NET ASSETS	$10,425	$63,888	$3,400	$10,475	$2,206	$572	$24,405

Units Outstanding	1,818	4,843	340	589	548	52	1,132

Accumulation Unit Value	$5.73	$13.19	$10.01	$17.79	$4.03	$11.03	$21.56

Cost of Investments	$16,306	$74,361	$3,035	$12,626	$1,938	$538	$33,185

						Franklin
	Pacific		AIM V.I.	AllianceBernstein		Templeton VIP	GE
	Dynamix -	Pacific	PowerShares	VPS Balanced	BlackRock	Founding Funds	Investments
	Conservative	Dynamix -	ETF Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return
	Growth	Growth	Series II	Class B	V.I. Class III	Class 4	Class 4

ASSETS
Investments in affiliated mutual funds, at value	$21	$157	$—	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	40	1,949	12,287	1,324	49
Receivables:
Due from Pacific Life Insurance Company	9	9	—	—	—	—	—

Total Assets	30	166	40	1,949	12,287	1,324	49

LIABILITIES
Payables:
Fund shares purchased	9	9	—	—	—	—	—
Other	—	—	—	1	1	—	—

Total Liabilities	9	9	—	1	1	—	—

NET ASSETS	$21	$157	$40	$1,948	$12,286	$1,324	$49

Units Outstanding	2	15	4	265	1,478	188	4

Accumulation Unit Value	$10.23	$10.44	$11.52	$7.36	$8.31	$7.05	$11.06

Cost of Investments	$20	$155	$39	$2,095	$12,173	$1,269	$45

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2009 (Unaudited)
(in thousands, except accumulation unit values)

Variable Account
Van Kampen
LIT Global
Tactical
Asset Allocation
Class II
ASSETS
Investments in mutual funds, at value	$52

Total Assets	52

NET ASSETS (1)	$52

Units Outstanding	5

Accumulation Unit Value	$10.94

Cost of Investments	$46

(1)	No outstanding liabilities over $500 for the variable account as of June 30, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(in thousands)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$73	$320	$1,239	$1,514	$4,437	$88	$405
EXPENSES
Mortality and expense risk fees	187	85	218	535	785	323	164

Net Investment Income (Loss)	(114)	235	1,021	979	3,652	(235)	241

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(635)	(996)	(1,875)	(92)	54	(20)	(738)
Capital gain distributions from affiliated mutual fund investments	—	—	—	3,558	8,811	—	—

Realized Gain (Loss)	(635)	(996)	(1,875)	3,466	8,865	(20)	(738)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,359	2,445	6,447	3,557	(272)	39	1,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,610	$1,684	$5,593	$8,002	$12,245	($216)	$935

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$2	$1	$1	$3	$11	$4	$—
EXPENSES
Mortality and expense risk fees	133	142	149	96	88	466	60

Net Investment Income (Loss)	(131)	(141)	(148)	(93)	(77)	(462)	(60)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(5,514)	(1,615)	(1,270)	(3,270)	(888)	(126)	(1,427)
Capital gain distributions from affiliated mutual fund investments	4,515	2,582	—	—	—	—	—

Realized Gain (Loss)	(999)	967	(1,270)	(3,270)	(888)	(126)	(1,427)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	3,388	581	2,021	3,787	2,345	2,759	3,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,258	$1,407	$603	$424	$1,380	$2,171	$1,947

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments (1)	$850	$—	$1	$—	$5	$1	$2
EXPENSES
Mortality and expense risk fees	459	71	260	77	365	275	85

Net Investment Income (Loss)	391	(71)	(259)	(77)	(360)	(274)	(83)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(2,267)	(1,248)	(1,494)	(526)	(4,247)	(7,185)	(1,410)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Loss	(2,267)	(1,248)	(1,494)	(526)	(4,247)	(7,185)	(1,410)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	8,710	2,537	2,633	1,372	8,259	10,851	4,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,834	$1,218	$880	$769	$3,652	$3,392	$2,854

(1)	Long/Short Large-Cap Portfolio declared dividends during the six-month period ended June 30, 2009. The amount received by the Long/Short Large-Cap Variable Account in full dollars was $57 for the period and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value (1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$3	$—	$4	$2	$6	$2
EXPENSES
Mortality and expense risk fees	23	54	83	79	65	180	236

Net Investment Loss	(23)	(51)	(83)	(75)	(63)	(174)	(234)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1	(953)	(1,119)	(434)	(1,110)	(1,160)	(3,978)
Capital gain distributions from affiliated mutual fund investments	—	—	—	935	—	5,511	—

Realized Gain (Loss)	1	(953)	(1,119)	501	(1,110)	4,351	(3,978)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	582	1,192	3,618	(263)	967	5,000	4,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$560	$188	$2,416	$163	($206)	$9,177	$759

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation (1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$11	$5	$4	$10	$—	$—	$1,380
EXPENSES
Mortality and expense risk fees	56	398	20	63	11	3	145

Net Investment Income (Loss)	(45)	(393)	(16)	(53)	(11)	(3)	1,235

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(753)	(8,386)	(95)	(1,403)	(24)	(171)	(1,653)
Capital gain distributions from affiliated mutual fund investments	—	—	—	107	—	—	—

Realized Loss	(753)	(8,386)	(95)	(1,296)	(24)	(171)	(1,653)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	1,380	11,760	306	193	361	35	2,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$582	$2,981	$195	($1,156)	$326	($139)	$1,739

						Franklin
	Pacific		AIM V.I.	AllianceBernstein		Templeton VIP	GE
	Dynamix -	Pacific	PowerShares	VPS Balanced	BlackRock	Founding Funds	Investments
	Conservative	Dynamix -	ETF Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return
	Growth (1)	Growth (1)	Series II (1)	Class B	V.I. Class III	Class 4	Class 4 (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—	$—	$—	$—	$—
Dividends from mutual fund investments (2)	—	—	—	18	—	—	—
EXPENSES
Mortality and expense risk fees	—	—	—	10	56	6	—

Net Investment Income (Loss)	(—)	(—)	(—)	8	(56)	(6)	(—)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	—	—	—	(51)	(385)	(147)	—
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	—	—	—	(51)	(385)	(147)	—

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	—	2	2	133	1,109	254	3

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$—	$2	$2	$90	$668	$101	$3

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

(2)	Franklin Templeton VIP Founding Funds Allocation Class 4 Portfolio declared dividends during the six-month period ended June 30, 2009. The amount received by the Franklin Templeton VIP Founding Funds Allocation Class 4 Variable Account in full dollars was $430 for the period and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2009 (Unaudited)
(in thousands)

Variable Account
Van Kampen
LIT Global
Tactical
Asset Allocation
Class II (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$—
EXPENSES
Mortality and expense risk fees	—

Net Investment Loss	(—)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(1)
Capital gain distributions from mutual fund investments	—

Realized Loss	(1)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	6

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($114)	$937	$235	$891	$1,021	$2,762
Realized loss	(635)	(1,292)	(996)	(665)	(1,875)	(1,536)
Change in unrealized appreciation (depreciation) on investments	2,359	(3,297)	2,445	(5,243)	6,447	(10,901)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,610	(3,652)	1,684	(5,017)	5,593	(9,675)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	152	516	67	217	148	388
Transfers between variable and fixed accounts, net	227	(2,459)	2,471	1,472	4,755	(1,145)
Transfers—contract charges and deductions	(204)	(472)	(106)	(239)	(371)	(1,005)
Transfers—surrenders	(1,524)	(3,978)	(673)	(1,648)	(1,745)	(5,323)
Transfers—other	9	1	5	—	2	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,340)	(6,392)	1,764	(198)	2,789	(7,083)

NET INCREASE (DECREASE) IN NET ASSETS	270	(10,044)	3,448	(5,215)	8,382	(16,758)

NET ASSETS
Beginning of Year or Period	31,187	41,231	11,698	16,913	31,501	48,259

End of Year or Period	$31,457	$31,187	$15,146	$11,698	$39,883	$31,501

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$979	$1,697	$3,652	$4,531	($235)	$462
Realized gain (loss)	3,466	839	8,865	2,689	(20)	41
Change in unrealized appreciation (depreciation) on investments	3,557	(14,391)	(272)	(11,758)	39	43

Net Increase (Decrease) in Net Assets Resulting from Operations	8,002	(11,855)	12,245	(4,538)	(216)	546

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	489	1,452	686	1,604	335	467
Transfers between variable and fixed accounts, net	(5,365)	(11,145)	(6,207)	(14,166)	(7,275)	36,838
Transfers—contract charges and deductions	(730)	(2,193)	(1,478)	(3,084)	(1,218)	(1,627)
Transfers—surrenders	(4,116)	(14,057)	(6,000)	(17,872)	(7,944)	(19,875)
Transfers—other	17	3	20	2	1	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(9,705)	(25,940)	(12,979)	(33,516)	(16,101)	15,805

NET INCREASE (DECREASE) IN NET ASSETS	(1,703)	(37,795)	(734)	(38,054)	(16,317)	16,351

NET ASSETS
Beginning of Year or Period	88,278	126,073	131,330	169,384	59,353	43,002

End of Year or Period	$86,575	$88,278	$130,596	$131,330	$43,036	$59,353

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$241	$797	($131)	($247)	($141)	($26)
Realized gain (loss)	(738)	(791)	(999)	3,257	967	655
Change in unrealized appreciation (depreciation) on investments	1,432	(2,222)	3,388	(23,196)	581	(17,758)

Net Increase (Decrease) in Net Assets Resulting from Operations	935	(2,216)	2,258	(20,186)	1,407	(17,129)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	132	430	105	455	99	457
Transfers between variable and fixed accounts, net	(2,965)	(1,196)	(8,973)	9,584	(657)	(6,586)
Transfers—contract charges and deductions	(215)	(546)	(106)	(349)	(207)	(457)
Transfers—surrenders	(1,643)	(3,872)	(1,099)	(4,927)	(913)	(4,700)
Transfers—other	7	1	30	—	28	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,684)	(5,183)	(10,043)	4,763	(1,650)	(11,283)

NET DECREASE IN NET ASSETS	(3,749)	(7,399)	(7,785)	(15,423)	(243)	(28,412)

NET ASSETS
Beginning of Year or Period	28,089	35,488	25,222	40,645	24,484	52,896

End of Year or Period	$24,340	$28,089	$17,437	$25,222	$24,241	$24,484

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($148)	$223	($93)	($98)	($77)	($185)
Realized gain (loss)	(1,270)	(1,266)	(3,270)	6,281	(888)	3,149
Change in unrealized appreciation (depreciation) on investments	2,021	(16,080)	3,787	(19,790)	2,345	(14,760)

Net Increase (Decrease) in Net Assets Resulting from Operations	603	(17,123)	424	(13,607)	1,380	(11,796)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	126	617	77	402	60	125
Transfers between variable and fixed accounts, net	2,033	(10,043)	(5,389)	(9,587)	(542)	(1,154)
Transfers—contract charges and deductions	(173)	(512)	(112)	(582)	(115)	(472)
Transfers—surrenders	(1,112)	(4,920)	(575)	(3,997)	(723)	(3,062)
Transfers—other	3	3	3	1	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	877	(14,855)	(5,996)	(13,763)	(1,320)	(4,564)

NET INCREASE (DECREASE) IN NET ASSETS	1,480	(31,978)	(5,572)	(27,370)	60	(16,360)

NET ASSETS
Beginning of Year or Period	25,787	57,765	18,556	45,926	14,977	31,337

End of Year or Period	$27,267	$25,787	$12,984	$18,556	$15,037	$14,977

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($462)	$647	($60)	($230)	$391	($920)
Realized gain (loss)	(126)	4,379	(1,427)	(380)	(2,267)	18,239
Change in unrealized appreciation (depreciation) on investments	2,759	(56,571)	3,434	(12,264)	8,710	(77,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,171	(51,545)	1,947	(12,874)	6,834	(60,189)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	375	846	38	149	465	928
Transfers between variable and fixed accounts, net	16,099	5,204	(3,638)	(624)	(2,065)	(3,706)
Transfers—contract charges and deductions	(908)	(1,769)	(20)	(190)	(891)	(1,838)
Transfers—surrenders	(3,624)	(12,698)	(850)	(2,794)	(3,031)	(13,780)
Transfers—other	10	(2)	2	(3)	10	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,952	(8,419)	(4,468)	(3,462)	(5,512)	(18,397)

NET INCREASE (DECREASE) IN NET ASSETS	14,123	(59,964)	(2,521)	(16,336)	1,322	(78,586)

NET ASSETS
Beginning of Year or Period	77,034	136,998	11,079	27,415	77,296	155,882

End of Year or Period	$91,157	$77,034	$8,558	$11,079	$78,618	$77,296

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($71)	($186)	($259)	$232	($77)	($36)
Realized gain (loss)	(1,248)	2,968	(1,494)	2,233	(526)	(378)
Change in unrealized appreciation (depreciation) on investments	2,537	(12,984)	2,633	(28,301)	1,372	(6,007)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,218	(10,202)	880	(25,836)	769	(6,421)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	112	224	326	794	74	125
Transfers between variable and fixed accounts, net	7,195	(3,496)	8,146	(2,511)	6,217	18,632
Transfers—contract charges and deductions	(93)	(179)	(376)	(1,072)	(69)	(103)
Transfers—surrenders	(555)	(1,799)	(1,949)	(7,171)	(547)	(1,131)
Transfers—other	3	(1)	5	2	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,662	(5,251)	6,152	(9,958)	5,676	17,522

NET INCREASE (DECREASE) IN NET ASSETS	7,880	(15,453)	7,032	(35,794)	6,445	11,101

NET ASSETS
Beginning of Year or Periods	8,849	24,302	42,996	78,790	11,101	—

End of Year or Periods	$16,729	$8,849	$50,028	$42,996	$17,546	$11,101

(1)	Unaudited.

(2)	Operations commenced on May 1, 2008.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Periods Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009(1)	2008	2009 (1)	2008	2009 (1)	2008
	Main Street Core		Mid-Cap Equity (2)		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($360)	$11	($274)	$162	($83)	($274)
Realized gain (loss)	(4,247)	14,736	(7,185)	11,946	(1,410)	2,841
Change in unrealized appreciation (depreciation) on investments	8,259	(61,708)	10,851	(49,555)	4,347	(15,849)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,652	(46,961)	3,392	(37,447)	2,854	(13,282)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	259	1,011	284	1,131	60	322
Transfers between variable and fixed accounts, net	(8,179)	(10,694)	(20,568)	(7,489)	3,562	(8,734)
Transfers—contract charges and deductions	(778)	(2,094)	(492)	(1,072)	(111)	(289)
Transfers—surrenders	(3,081)	(11,977)	(1,975)	(9,584)	(655)	(3,191)
Transfers—other	31	(3)	9	2	1	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,748)	(23,757)	(22,742)	(17,012)	2,857	(11,891)

NET INCREASE (DECREASE) IN NET ASSETS	(8,096)	(70,718)	(19,350)	(54,459)	5,711	(25,173)

NET ASSETS
Beginning of Year or Period	65,564	136,282	53,851	108,310	12,351	37,524

End of Year or Period	$57,468	$65,564	$34,501	$53,851	$18,062	$12,351

	Mid-Cap Value(3)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($23)		($51)	($76)	($83)	($270)
Realized gain (loss)	1		(953)	(507)	(1,119)	1,346
Change in unrealized appreciation (depreciation) on investments	582		1,192	(3,527)	3,618	(14,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	560		188	(4,110)	2,416	(13,420)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	17		55	155	92	221
Transfers between variable and fixed accounts, net	11,475		(61)	7,059	(2,103)	1,238
Transfers—contract charges and deductions	(21)		(39)	(128)	(168)	(277)
Transfers—surrenders	(171)		(419)	(1,404)	(740)	(2,668)
Transfers—other	(1)		2	—	2	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,299		(462)	5,682	(2,917)	(1,486)

NET INCREASE (DECREASE) IN NET ASSETS	11,859		(274)	1,572	(501)	(14,906)

NET ASSETS
Beginning of Year or Periods	—		9,783	8,211	13,990	28,896

End of Year or Periods	$11,859		$9,509	$9,783	$13,489	$13,990

(1)	Unaudited.

(2)	Formerly named Mid-Cap Value Variable Account.

(3)	Operations commenced during 2009 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($75)	$87	($63)	$190	($174)	$84
Realized gain (loss)	501	3,304	(1,110)	1,034	4,351	10,812
Change in unrealized appreciation (depreciation) on investments	(263)	(13,699)	967	(7,131)	5,000	(38,972)

Net Increase (Decrease) in Net Assets Resulting from Operations	163	(10,308)	(206)	(5,907)	9,177	(28,076)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	55	441	58	177	111	461
Transfers between variable and fixed accounts, net	(209)	(15,906)	(637)	1,979	(1,669)	(8,601)
Transfers—contract charges and deductions	(149)	(514)	(74)	(208)	(158)	(529)
Transfers—surrenders	(550)	(2,690)	(609)	(2,218)	(1,405)	(6,582)
Transfers—other	1	1	1	—	—	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(852)	(18,668)	(1,261)	(270)	(3,121)	(15,250)

NET INCREASE (DECREASE) IN NET ASSETS	(689)	(28,976)	(1,467)	(6,177)	6,056	(43,326)

NET ASSETS
Beginning of Year or Period	14,544	43,520	12,424	18,601	28,018	71,344

End of Year or Period	$13,855	$14,544	$10,957	$12,424	$34,074	$28,018

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($234)	$492	($45)	$109	($393)	$1,705
Realized gain (loss)	(3,978)	13,677	(753)	(423)	(8,386)	3,259
Change in unrealized appreciation (depreciation) on investments	4,971	(41,705)	1,380	(8,292)	11,760	(77,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	759	(27,536)	582	(8,606)	2,981	(72,298)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	235	820	55	242	375	1,228
Transfers between variable and fixed accounts, net	(3,622)	(5,254)	711	(766)	(10,111)	(5,065)
Transfers—contract charges and deductions	(330)	(702)	(48)	(173)	(573)	(1,740)
Transfers—surrenders	(1,644)	(7,929)	(391)	(1,792)	(2,669)	(14,914)
Transfers—other	3	3	—	1	35	6

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,358)	(13,062)	327	(2,488)	(12,943)	(20,485)

NET INCREASE (DECREASE) IN NET ASSETS	(4,599)	(40,598)	909	(11,094)	(9,962)	(92,783)

NET ASSETS
Beginning of Year or Period	44,401	84,999	9,516	20,610	73,850	166,633

End of Year or Period	$39,802	$44,401	$10,425	$9,516	$63,888	$73,850

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Periods Ended	Year Ended	Period Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Health Sciences		Real Estate		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($16)	($15)	($53)	$440	($11)	($37)
Realized gain (loss)	(95)	118	(1,296)	8,926	(24)	112
Change in unrealized appreciation (depreciation) on investments	306	(2,227)	193	(18,421)	361	(2,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	195	(2,124)	(1,156)	(9,055)	326	(2,455)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	19	42	78	254	5	45
Transfers between variable and fixed accounts, net	(4)	(892)	(512)	(5,655)	433	(2,257)
Transfers—contract charges and deductions	(16)	(131)	(151)	(357)	(21)	(27)
Transfers—surrenders	(131)	(918)	(413)	(3,087)	(51)	(339)
Transfers—other	(1)	1	3	1	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(133)	(1,898)	(995)	(8,844)	366	(2,578)

NET INCREASE (DECREASE) IN NET ASSETS	62	(4,022)	(2,151)	(17,899)	692	(5,033)

NET ASSETS
Beginning of Year or Period	3,338	7,360	12,626	30,525	1,514	6,547

End of Year or Period	$3,400	$3,338	$10,475	$12,626	$2,206	$1,514

	American Funds				Pacific Dynamix -
	Asset Allocation (2)		Multi-Strategy		Conservative Growth (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3)		$1,235	($492)	($—)
Realized gain (loss)	(171)		(1,653)	3,418	—
Change in unrealized appreciation (depreciation) on investments	35		2,157	(26,141)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(139)		1,739	(23,215)	—

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1		203	771	—
Transfers between variable and fixed accounts, net	754		(1,013)	(3,890)	21
Transfers—contract charges and deductions	(1)		(469)	(2,086)	—
Transfers—surrenders	(42)		(992)	(5,181)	—
Transfers—other	(1)		17	(2)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	711		(2,254)	(10,388)	21

NET INCREASE (DECREASE) IN NET ASSETS	572		(515)	(33,603)	21

NET ASSETS
Beginning of Year or Periods	—		24,920	58,523	—

End of Year or Periods	$572		$24,405	$24,920	$21

(1)	Unaudited.

(2)	Operations commenced during 2009 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Periods Ended	Period Ended	Periods Ended	Period Ended	Periods Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009 (1)	2008	2009 (1)	2008	2009 (1)	2008
	Pacific Dynamix -		AIM V.I. PowerShares ETF		AllianceBernstein VPS Balanced
	Growth (2)		Allocation Series II (2)		Wealth Strategy Class B (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($—)		($—)		$8	$9
Realized gain (loss)	—		—		(51)	(73)
Change in unrealized appreciation (depreciation) on investments	2		2		133	(280)

Net Increase (Decrease) in Net Assets Resulting from Operations	2		2		90	(344)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—		—		—	1
Transfers between variable and fixed accounts, net	155		42		489	1,959
Transfers—contract charges and deductions	—		—		(9)	(23)
Transfers—surrenders	—		(3)		(105)	(110)
Transfers—other	—		(1)		—	—

Net Increase in Net Assets Derived from Contract Owner Transactions	155		38		375	1,827

NET INCREASE IN NET ASSETS	157		40		465	1,483

NET ASSETS
Beginning of Periods	—		—		1,483	—

End of Periods	$157		$40		$1,948	$1,483

	BlackRock Global Allocation		Franklin Templeton VIP Founding		GE Investments Total
	V.I. Class III (4)		Funds Allocation Class 4 (3)		Return Class 4 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($56)	$83	($6)	$12	($—)
Realized gain (loss)	(385)	(2,240)	(147)	(341)	—
Change in unrealized appreciation (depreciation) on investments	1,109	(995)	254	(198)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	668	(3,152)	101	(527)	3

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	307	300	1	2	—
Transfers between variable and fixed accounts, net	5,160	10,823	604	1,562	46
Transfers—contract charges and deductions	(24)	(68)	(8)	(23)	—
Transfers—surrenders	(431)	(1,302)	(95)	(291)	—
Transfers—other	2	3	(2)	—	—

Net Increase in Net Assets Derived from Contract Owner Transactions	5,014	9,756	500	1,250	46

NET INCREASE IN NET ASSETS	5,682	6,604	601	723	49

NET ASSETS
Beginning of Periods	6,604	—	723	—	—

End of Periods	$12,286	$6,604	$1,324	$723	$49

(1)	Unaudited.

(2)	Operations commenced during 2009 (See Note 1 to Financial Statements).

(3)	Operations commenced on May 6, 2008.

(4)	Operations commenced on May 1, 2008.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

Variable Account
Period Ended
June 30,
2009 (1)
Van Kampen LIT Global
Tactical Asset Allocation Class II(2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($—)
Realized loss	(1)
Change in unrealized appreciation on investments	6

Net Increase in Net Assets Resulting from Operations	5

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—
Transfers between variable and fixed accounts, net	50
Transfers—contract charges and deductions	—
Transfers—surrenders	(4)
Transfers—other	1

Net Increase in Net Assets Derived from Contract Owner Transactions	47

NET INCREASE IN NET ASSETS	52

NET ASSETS
Beginning of Period	—

End of Period	$52

(1)	Unaudited.

(2)	Operations commenced during 2009 (See Note 1 to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Diversified Bond
01/01/2009 - 06/30/2009 (Unaudited)	$10.03	3,136	$31,457	0.49%	1.25%	5.44%
2008	9.51	3,278	31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006-12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Floating Rate Loan
01/01/2009 - 06/30/2009 (Unaudited)	$7.69	1,969	$15,146	4.72%	1.25%	13.19%
2008	6.80	1,721	11,698	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

High Yield Bond
01/01/2009 - 06/30/2009 (Unaudited)	$26.80	1,488	$39,883	7.10%	1.25%	17.31%
2008	22.85	1,379	31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%
2004	26.90	3,273	88,040	7.01%	1.25%	8.06%

Inflation Managed
01/01/2009 - 06/30/2009 (Unaudited)	$28.86	3,000	$86,575	3.54%	1.25%	9.77%
2008	26.29	3,358	88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%
2004	26.85	5,481	147,171	0.79%	1.25%	7.55%

Managed Bond
01/01/2009 - 06/30/2009 (Unaudited)	$31.60	4,133	$130,596	7.06%	1.25%	10.22%
2008	28.67	4,581	131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%
2004	26.26	8,571	225,112	2.91%	1.25%	4.07%

Money Market
01/01/2009 - 06/30/2009 (Unaudited)	$16.13	2,667	$43,036	0.34%	1.25%	(0.42%)
2008	16.20	3,663	59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%
2004	14.72	3,669	54,022	0.95%	1.25%	(0.25%)

Short Duration Bond
01/01/2009 - 06/30/2009 (Unaudited)	$10.36	2,350	$24,340	3.08%	1.25%	3.62%
2008	10.00	2,810	28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%
2004	10.01	6,211	62,161	2.50%	1.25%	(0.05%)

American Funds Growth
01/01/2009 - 06/30/2009 (Unaudited)	$8.79	1,985	$17,437	0.02%	1.25%	12.02%
2008	7.84	3,216	25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005 - 12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

American Funds Growth-Income
01/01/2009 - 06/30/2009 (Unaudited)	$8.35	2,903	$24,241	0.01%	1.25%	6.97%
2008	7.81	3,136	24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005 - 12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

Comstock
01/01/2009 - 06/30/2009 (Unaudited)	$7.28	3,747	$27,267	0.01%	1.25%	2.61%
2008	7.09	3,636	25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%
2004	10.02	4,316	43,237	1.19%	1.25%	15.72%

See Notes to Financial Statements	See explanation of references on page I-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of		Ratios of
	At the End of Each Year or Period			Investment		Expenses
		Total Units	Total Net	Income to		to Average
Variable Accounts		Outstanding	Assets	Average Net		Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)		Assets (2)	Returns (3)

Diversified Research
01/01/2009 - 06/30/2009 (Unaudited)	$8.18	1,588	$12,984	0.04%		1.25%	5.06%
2008	7.78	2,384	18,556	0.94%		1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%		1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%		1.25%	10.58%
2005	11.70	4,738	55,455	0.45%		1.25%	3.94%
2004	11.26	3,824	43,060	0.59%		1.25%	9.82%

Equity
01/01/2009 - 06/30/2009 (Unaudited)	$12.81	1,174	$15,037	0.16%		1.25%	10.72%
2008	11.57	1,294	14,977	0.48%		1.25%	(41.86%)
2007	19.90	1,575	31,337	0.21%		1.25%	4.94%
2006	18.96	1,841	34,907	0.33%		1.25%	7.30%
2005	17.67	2,466	43,577	0.24%		1.25%	5.21%
2004	16.80	3,164	53,147	0.68%		1.25%	3.84%

Equity Index
01/01/2009 - 06/30/2009 (Unaudited)	$27.08	3,367	$91,157	0.01%		1.25%	2.51%
2008	26.41	2,917	77,034	1.83%		1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%		1.25%	3.91%
2006	41.08	4,097	168,313	1.62%		1.25%	14.09%
2005	36.01	5,326	191,778	1.36%		1.25%	3.37%
2004	34.84	6,277	218,673	1.62%		1.25%	9.21%

Focused 30
01/01/2009 - 06/30/2009 (Unaudited)	$9.10	941	$8,558	0.00%		1.25%	23.08%
2008	7.39	1,499	11,079	0.05%		1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%		1.25%	30.20%
2006	11.53	1,629	18,779	0.07%		1.25%	22.19%
2005	9.44	1,073	10,124	1.11%		1.25%	20.56%
2004	7.83	882	6,902	0.05%		1.25%	13.42%

Growth LT
01/01/2009 - 06/30/2009 (Unaudited)	$27.04	2,907	$78,618	2.31%		1.25%	9.85%
2008	24.62	3,140	77,296	0.48%		1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%		1.25%	14.18%
2006	36.97	4,607	170,340	0.60%		1.25%	8.36%
2005	34.12	5,683	193,910	0.23%		1.25%	6.34%
2004	32.09	7,734	248,156	0.00%		1.25%	9.03%

Large-Cap Growth (4)
01/01/2009 - 06/30/2009 (Unaudited)	$4.69	3,565	$16,729	0.00%		1.25%	9.91%
2008	4.27	2,073	8,849	0.00%		1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%		1.25%	20.11%
2006	7.27	5,483	39,852	0.20%		1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%		1.25%	1.65%
2004	7.53	11,511	86,641	0.63%		1.25%	3.35%

Large-Cap Value
01/01/2009 - 06/30/2009 (Unaudited)	$10.39	4,817	$50,028	0.01%		1.25%	1.49%
2008	10.23	4,201	42,996	1.63%		1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%		1.25%	2.25%
2006	15.54	6,086	94,604	1.29%		1.25%	16.12%
2005	13.39	5,857	78,401	0.99%		1.25%	4.83%
2004	12.77	11,131	142,135	1.21%		1.25%	8.56%

Long/Short Large-Cap
01/01/2009 - 06/30/2009 (Unaudited)	$6.82	2,571	$17,546	0.00	%(5)	1.25%	4.26%
05/01/2008 - 12/31/2008	6.55	1,696	11,101	0.88%		1.25%	(34.54%)

Main Street Core
01/01/2009 - 06/30/2009 (Unaudited)	$23.74	2,420	$57,468	0.02%		1.25%	7.02%
2008	22.19	2,955	65,564	1.26%		1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%		1.25%	3.09%
2006	35.65	4,331	154,397	1.13%		1.25%	13.75%
2005	31.34	5,618	176,067	1.04%		1.25%	4.68%
2004	29.94	6,307	188,801	1.21%		1.25%	8.18%

Mid-Cap Equity (6)
01/01/2009 - 06/30/2009 (Unaudited)	$14.88	2,318	$34,501	0.01%		1.25%	9.70%
2008	13.57	3,969	53,851	1.45%		1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%		1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%		1.25%	13.55%
2005	20.53	6,243	128,159	0.53%		1.25%	7.52%
2004	19.09	6,090	116,274	0.36%		1.25%	23.52%

See Notes to Financial Statements	See explanation of references on page I-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Mid-Cap Growth
01/01/2009 - 06/30/2009 (Unaudited)	$6.20	2,915	$18,062	0.03%	1.25%	23.19%
2008	5.03	2,455	12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%
2004	6.49	2,192	14,217	0.00%	1.25%	20.08%

Mid-Cap Value (7)
05/01/2009 - 06/30/2009 (Unaudited)	$10.49	1,130	$11,859	0.00%	1.25%	4.94%

Small-Cap Equity (8)
01/01/2009 - 06/30/2009 (Unaudited)	$10.72	887	$9,509	0.07%	1.25%	4.64%
2008	10.25	955	9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005 - 12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

Small-Cap Growth (9)
01/01/2009 - 06/30/2009 (Unaudited)	$8.36	1,613	$13,489	0.00%	1.25%	19.40%
2008	7.00	1,998	13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%
2004	11.21	2,780	31,181	0.60%	1.25%	17.46%

Small-Cap Index
01/01/2009 - 06/30/2009 (Unaudited)	$11.30	1,226	$13,855	0.07%	1.25%	2.75%
2008	11.00	1,323	14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%
2004	14.77	5,338	78,851	0.69%	1.25%	16.30%

Small-Cap Value
01/01/2009 - 06/30/2009 (Unaudited)	$15.08	727	$10,957	0.04%	1.25%	1.74%
2008	14.82	838	12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%
2004	15.47	2,446	37,831	1.83%	1.25%	22.87%

Emerging Markets
01/01/2009 - 06/30/2009 (Unaudited)	$19.79	1,721	$34,074	0.04%	1.25%	37.27%
2008	14.42	1,943	28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%
2004	12.37	4,459	55,166	1.79%	1.25%	32.95%

International Large-Cap
01/01/2009 - 06/30/2009 (Unaudited)	$7.68	5,181	$39,802	0.01%	1.25%	3.99%
2008	7.39	6,010	44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%
2004	7.68	12,607	96,850	1.01%	1.25%	17.13%

International Small-Cap
01/01/2009 - 06/30/2009 (Unaudited)	$5.73	1,818	$10,425	0.25%	1.25%	5.99%
2008	5.41	1,759	9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006 - 12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

International Value
01/01/2009 - 06/30/2009 (Unaudited)	$13.19	4,843	$63,888	0.02%	1.25%	6.14%
2008	12.43	5,942	73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%
2004	17.12	11,798	202,043	1.46%	1.25%	14.97%

Health Sciences
01/01/2009 - 06/30/2009 (Unaudited)	$10.01	340	$3,400	0.25%	1.25%	9.00%
2008	9.18	363	3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%
2004	9.26	963	8,914	0.00%	1.25%	6.20%

See Notes to Financial Statements	See explanation of references on page I-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
	At the End of Each Year or Period			Investment	Expenses
		Total Units	Total Net	Income to	to Average
Variable Accounts		Outstanding	Assets	Average Net	Net	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Assets (1)	Assets (2)	Returns (3)

Real Estate
01/01/2009 - 06/30/2009 (Unaudited)	$17.79	589	$10,475	0.21%	1.25%	(8.39%)
2008	19.42	650	12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%
2004	25.16	1,991	50,109	2.48%	1.25%	35.91%

Technology
01/01/2009 - 06/30/2009 (Unaudited)	$4.03	548	$2,206	0.00%	1.25%	20.02%
2008	3.36	451	1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%
2004	4.46	1,650	7,349	0.00%	1.25%	2.37%

American Funds Asset Allocation (7)
02/05/2009 - 06/30/2009 (Unaudited)	$11.03	52	$572	0.00%	1.25%	8.13%

Multi-Strategy
01/01/2009 - 06/30/2009 (Unaudited)	$21.56	1,132	$24,405	11.86%	1.25%	8.04%
2008	19.96	1,249	24,920	0.15%	1.25%	(45.67%)
2007	36.74	1,593	58,523	2.67%	1.25%	3.04%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%
2004	31.54	3,005	94,779	1.62%	1.25%	8.45%

Pacific Dynamix — Conservative Growth (7)
05/13/2009 - 06/30/2009 (Unaudited)	$10.23	2	$21	0.00%	1.25%	1.69%

Pacific Dynamix — Growth (7)
05/04/2009 - 06/30/2009 (Unaudited)	$10.44	15	$157	0.00%	1.25%	1.66%

AIM V.I. PowerShares ETF Allocation Series II (7)					1.25%	17.47%
02/17/2009 - 06/30/2009 (Unaudited)	$11.52	4	$40	0.00%	1.25%	(29.69%)

AllianceBernstein VPS Balanced Wealth Strategy Class B
01/01/2009 - 06/30/2009 (Unaudited)	$7.36	265	$1,948	2.25%	1.25%	4.04%
05/06/2008 - 12/31/2008	7.08	210	1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation VI Class III
01/01/2009 - 06/30/2009 (Unaudited)	$8.31	1,478	$12,286	0.00%	1.25%	5.10%
05/01/2008 - 12/31/2008	7.91	835	6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4
01/01/2009 - 06/30/2009 (Unaudited)	$7.05	188	$1,324	0.09%	1.25%	6.67%
05/06/2008 - 12/31/2008	6.61	109	723	3.04%	1.25%	(34.26%)

GE Investments Total Return Class 4 (7)
02/19/2009 - 06/30/2009 (Unaudited)	$11.06	4	$49	0.00%	1.25%	13.70%

Van Kampen LIT Global Tactical Asset Allocation Class II (7)
02/12/2009 - 06/30/2009 (Unaudited)	$10.94	5	$52	0.00%	1.25%	8.39%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios do not include expenses of the underlying portfolios/funds in which the variable accounts invest. The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	The annualized investment income ratio for the six-month period ended June 30, 2009 was less than 0.005% for the Long/Short Large-Cap Variable Account.

(6)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(7)	Operations commenced during 2009 (See Note 1 to Financial Statements).

(8)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(9)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2009 is comprised of forty-four subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 5), AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., and Van Kampen Life Investment Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section H of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) eight new Variable Accounts, seven of which commenced operations and are listed in the following table:

Commenced
Variable Accounts	Operations on
Mid-Cap Value	May 1, 2009
American Funds Asset Allocation	February 5, 2009
Pacific Dynamix — Conservative Growth	May 13, 2009
Pacific Dynamix — Growth	May 4, 2009
AIM V.I. PowerShares ETF Allocation Series II	February 17, 2009
GE Investments Total Return Class 4	February 19, 2009
Van Kampen LIT Global Tactical Asset Allocation Class II	February 12, 2009
     The Pacific Dynamix — Moderate Growth Variable Account was registered with the SEC, but has not commenced operations as of June 30, 2009.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented Statement of Financial Accounting Standards No. 165, Subsequent Events, issued by the Financial Accounting Standards Board (“FASB”) in May 2009. The Separate Account’s management has evaluated subsequent events occurring subsequent to June 30, 2009 through the date the Semi-Annual Report for this Separate Account was issued on August 25, 2009.
     In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168 (“SFAS 168”), The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. This standard identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements that are presented in conformity with U.S. GAAP. SFAS 168 established the FASB Accounting Standards Codification (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. GAAP. Codification does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the Codification carries an equal level of authority. SFAS 168 is effective for the Separate Account as of December 31, 2009, and will change how the Separate Account references U.S. GAAP in its notes to financial statements.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc. (“PSD”), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. TRANSACTIONS WITH AFFILIATES
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to PSD for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of PSF, which are included in Section E of this brochure. For the period ended June 30, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the period ended June 30, 2009, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Diversified Bond	$2,250	$3,777
Floating Rate Loan	3,628	1,948
High Yield Bond	7,940	5,368
Inflation Managed	1,492	11,733
Managed Bond	2,018	15,784
Money Market	6,039	22,464
Short Duration Bond	3,251	8,100
American Funds Growth	1,196	11,374
American Funds Growth-Income	716	2,507
Comstock	2,408	1,680
Diversified Research	378	6,472
Equity	107	1,514
Equity Index	18,290	6,803
Focused 30	1,834	6,363
Growth LT	403	6,375
Large-Cap Growth	8,161	1,570
Large-Cap Value	9,434	3,541
Long/Short Large-Cap	6,416	816
Main Street Core	195	12,309
Mid-Cap Equity	764	23,783
Mid-Cap Growth	4,996	2,224
Mid-Cap Value (1)	11,455	179
Small-Cap Equity	1,386	1,903
Small-Cap Growth	1,038	4,039
Small-Cap Index	854	1,785
Small-Cap Value	2,184	3,509
Emerging Markets	2,527	5,828
International Large-Cap	390	5,985
International Small-Cap	998	727
International Value	971	14,312
Health Sciences	963	1,116
Real Estate	354	1,413
Technology	1,026	671
American Funds Asset Allocation (1)	3,323	2,615
Multi-Strategy	320	2,720
Pacific Dynamix — Conservative Growth (1)	21	—
Pacific Dynamix — Growth (1)	155	—
AIM V.I. PowerShares ETF Allocation Series II (1)	43	4
AllianceBernstein VPS Balanced Wealth Strategy Class B	471	107
BlackRock Global Allocation V.I. Class III	6,124	1,165
Franklin Templeton VIP Founding Funds Allocation Class 4	710	215
GE Investments Total Return Class 4 (1)	54	9
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	5	5

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. FAIR VALUE MEASUREMENTS
     Under Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by FASB, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holding. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section H of this brochure were characterized as Level 1 as defined in SFAS 157.
8. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2009 and for the year or periods ended December 31, 2008 were as follows (amounts in thousands):

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	591	(733)	(142)	1,177	(1,845)	(668)
Floating Rate Loan	907	(659)	248	693	(710)	(17)
High Yield Bond	612	(503)	109	360	(604)	(244)
Inflation Managed	364	(722)	(358)	1,114	(2,050)	(936)
Managed Bond	495	(943)	(448)	1,120	(2,274)	(1,154)
Money Market	998	(1,994)	(996)	5,451	(4,471)	980
Short Duration Bond	549	(1,009)	(460)	1,241	(1,759)	(518)
American Funds Growth	335	(1,566)	(1,231)	1,765	(1,405)	360
American Funds Growth-Income	260	(493)	(233)	611	(1,619)	(1,008)
Comstock	625	(514)	111	746	(2,194)	(1,448)
Diversified Research	139	(935)	(796)	411	(1,578)	(1,167)
Equity	33	(153)	(120)	124	(405)	(281)
Equity Index	824	(374)	450	569	(861)	(292)
Focused 30	361	(919)	(558)	1,186	(1,513)	(327)
Growth LT	92	(325)	(233)	361	(913)	(552)
Large-Cap Growth	1,985	(493)	1,492	562	(1,273)	(711)
Large-Cap Value	1,256	(640)	616	696	(1,452)	(756)
Long/Short Large-Cap (1)	1,101	(226)	875	2,029	(333)	1,696
Main Street Core	99	(634)	(535)	305	(1,058)	(753)
Mid-Cap Equity (formerly named Mid-Cap Value)	239	(1,890)	(1,651)	799	(1,639)	(840)
Mid-Cap Growth	1,100	(640)	460	1,358	(2,707)	(1,349)
Mid-Cap Value (2)	1,161	(31)	1,130
Small-Cap Equity	176	(244)	(68)	872	(502)	370
Small-Cap Growth	257	(642)	(385)	681	(838)	(157)
Small-Cap Index	118	(215)	(97)	315	(1,531)	(1,216)
Small-Cap Value	200	(311)	(111)	660	(712)	(52)
Emerging Markets	303	(525)	(222)	523	(1,136)	(613)
International Large-Cap	438	(1,267)	(829)	1,489	(2,824)	(1,335)
International Small-Cap	342	(283)	59	589	(792)	(203)
International Value	435	(1,534)	(1,099)	1,000	(1,972)	(972)
Health Sciences	117	(140)	(23)	385	(591)	(206)
Real Estate	97	(158)	(61)	224	(506)	(282)
Technology	306	(209)	97	504	(985)	(481)

(1)	Operations commenced on May 1, 2008.

(2)	Operations commenced during 2009 (See Note 1 to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Asset Allocation (1)	322	(270)	52
Multi-Strategy	46	(163)	(117)	81	(425)	(344)
Pacific Dynamix — Conservative Growth (1)	2	—	2
Pacific Dynamix — Growth (1)	15	—	15
AIM V.I. PowerShares ETF Allocation Series II (1)	4	—	4
AllianceBernstein VPS Balanced Wealth Strategy Class B (2)	79	(24)	55	316	(106)	210
BlackRock Global Allocation V.I. Class III (3)	923	(280)	643	2,499	(1,664)	835
Franklin Templeton VIP Founding Funds Allocation Class 4 (2)	119	(40)	79	329	(220)	109
GE Investments Total Return Class 4 (1)	5	(1)	4
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	5	—	5

(1)	Operations commenced during 2009 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 6, 2008.

(3)	Operations commenced on May 1, 2008.

Pacific Life Insurance Company
PO Box 2378
Omaha, NE 68103-2378

CHANGE SERVICE REQUESTED

Semi-Annual Reports
as of June 30, 2009

•	Pacific Select Fund

•	Pacific Select Variable Annuity
Separate Account of
Pacific Life Insurance Company

Form No. 142-09A